REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT
The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Year ended December 31, 2020
	Brand Direct	Marketplace	Other	Corporate and Other	As Restated Total
Net revenue	$197,550	$155,999	$9,357	$(30,051)	$332,856
Cost of revenue	151,526	109,921	3,335	(30,051)	234,731
Gross profit	$46,024	$46,078	$6,022	$—	$98,125
Salaries and related costs					33,386
General and administrative expenses					30,020
Acquisition costs					4,814
Depreciation and amortization					17,954
Income from operations					$11,951

	Year ended December 31, 2019
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$174,738	$73,398	$5,597	$(15,437)	$238,296
Cost of revenue	130,429	46,613	113	(15,580)	161,575
Gross profit	$44,309	$26,785	$5,484	$143	$76,721
Salaries and related costs					27,978
General and administrative expenses					19,927
Acquisition costs					19,234
Depreciation and amortization					9,745
Loss from operations					$(163)